Investments in equity accounted units	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method Explanatory [Abstract]
Investments in equity accounted units
15 Investments in equity accounted units
Summary balance sheet (Rio Tinto share)

	2019 US$m	2018 US$m
Rio Tinto's share of assets
– Non-current assets	5,820	6,000
– Current assets	831	887
	6,651	6,887
Rio Tinto's share of liabilities
– Current liabilities	(675)	(607)
– Non-current liabilities	(2,005)	(1,981)
	(2,680)	(2,588)
Rio Tinto's share of net assets	3,971	4,299

Further details of investments in equity accounted units are set out in notes 35 and 36.
At 31 December 2019 and 2018, the Group had no investments in equity accounted units with shares listed on recognised stock exchanges.
At 31 December 2019, net debt of equity accounted units, excluding amounts due to Rio Tinto, was US$1,248 million (2018: US$1,158 million).